OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 321	$ 221
Current portion of deferred commission costs	341	265
Income tax receivable	274	14
Other	266	61
Total other current assets	$ 1,202	$ 561